NOTES PAYABLE (Details Narrative) - USD ($)	Sep. 30, 2017	Sep. 22, 2017	Jun. 26, 2017	Jun. 23, 2016
10% Convertible Notes Payable Due on 30 June 2018 [Member] | Record Street Brewing Co [Member]
Debt face amount	$ 100,000	$ 15,000	$ 100,000	$ 10,000